Divestiture of Assets	12 Months Ended
Dec. 31, 2020
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Divestiture of Assets
(23) Divestiture of Assets
On April 16, 2018 the Company sold its assets in Puerto Rico for $3,000 in cash and non-cash
consideration consisting of a note receivable for $9,250 due April 2024. The Company recorded a loss on the sale of $7,809 for the year ended December 31, 2018. There were no significant divestitures of assets for the years ended December 31, 2020 and 2019.